Post balance sheet events	6 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events
17. Post balance sheet events

On 1 October 2024, the Group completed the disposal of the ESO (see note 6). The gain on disposal, which is subject to certain completion adjustments, will be reflected in the Annual Report and Accounts for the year ended 31 March 2025.
On 31 October 2024, the Trustees of the National Grid Electricity Group of the Electricity Supply Pension Scheme entered into a buy-in transaction of £1.7 billion covering the pensioner and dependant members of the plan. This buy-in is a bulk annuity policy held by the Trustees and provides the income needed to pay the pensions to the members covered by the policy. It was funded by existing scheme assets (mainly gilts) and also included the novation of the longevity swap policy to the insurer. IAS 19 requires that the asset value placed on buy-in policies such as this one to be consistent with the corresponding value of liabilities (rather than the price paid). Accordingly, this will result in a reduction in the pension asset for the year ended 31 March 2025, with the recognition of actuarial losses within the consolidated statement of other comprehensive income.